PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Projected Benefit Obligations (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018 USD ($)	Jul. 02, 2016 USD ($)	Dec. 29, 2018 USD ($) item	Dec. 30, 2017 USD ($)
ADPP
Change in projected benefit obligations
Settlements	$ (152.0)	$ (70.0)
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year			$ 1,082.1	$ 1,033.7
Service cost				0.5
Interest cost			34.5	35.3
Actuarial (gain) loss		$ 72.0	(13.2)	73.1
Benefits paid			(61.8)	(60.5)
Settlements			(173.1)
Projected benefit obligations at end of year	868.5		868.5	1,082.1
Accumulated benefit obligations at end of year	868.5		$ 868.5	1,082.1
Maximum age for which postretirement benefits are provided			65 years
U.S. | ADPP
Change in projected benefit obligations
Nonqualified Benefit Plan, Number of Plans | item			2
Int'l
Change in projected benefit obligations
Projected benefit obligations at beginning of year			$ 836.7	762.9
Service cost			19.2	18.2
Interest cost			15.7	14.3
Participant contribution			3.8	3.4
Amendments				(2.1)
Actuarial (gain) loss			(58.8)	(26.4)
Plan transfers				(1.3)
Benefits paid			(22.3)	(22.5)
Settlements			(9.5)
Foreign currency translation			(29.0)	90.2
Projected benefit obligations at end of year	755.8		755.8	836.7
Accumulated benefit obligations at end of year	696.7		696.7	775.6
U.S. Postretirement Health Benefits
Change in projected benefit obligations
Projected benefit obligations at beginning of year			4.1	5.0
Interest cost			0.1	0.1
Participant contribution			0.5	0.5
Actuarial (gain) loss			0.2	(0.1)
Benefits paid			(1.1)	(1.4)
Projected benefit obligations at end of year	$ 3.8		$ 3.8	$ 4.1
Minimum age for which supplemental Medicare benefits are provided			65 years